CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interest and fees on loans	$ 8,170	$ 8,058	$ 16,026	$ 15,995	$ 32,156	$ 32,277	$ 34,159
Interest and dividends on investment securities:
Taxable	1,749	1,742	3,529	3,596	6,962	7,004	6,622
Tax-exempt	1,326	1,162	2,609	2,298	4,705	4,489	4,422
Dividends	48	51	96	100	198	218	210
Other interest income	16	18	37	45	101	123	93
Total interest income	11,309	11,031	22,297	22,034	44,122	44,111	45,506
Interest expense
Interest on deposits	1,162	1,230	2,325	2,467	4,829	5,919	7,692
Interest on borrowings					1,102	1,126	1,241
Other interest expense	310	355	611	694	283	332	423
Total interest expense	1,472	1,585	2,936	3,161	6,214	7,377	9,356
Net interest income	9,837	9,446	19,361	18,873	37,908	36,734	36,150
Provision for loan losses	150	300	375	525	775	650	2,425
Net interest income after provision for loan losses	9,687	9,146	18,986	18,348	37,133	36,084	33,725
Non-interest income
Mortgage banking income	314	459	507	881	1,445	1,497	830
Income from fiduciary activities	200	210	398	459	904	836	803
Service charges on deposit accounts	1,153	1,183	2,244	2,317	4,798	4,896	4,435
Income from ATM and debit cards	668	636	1,286	1,217	2,493	2,391	2,199
Brokerage fees	328	298	730	700	1,371	1,260	1,263
Earnings on bank-owned life insurance	146	148	292	320	632	606	736
Loss on sale or write down of other real estate owned	(22)	(150)	(4)	(207)	(593)	(1,162)	(1,374)
Gain on sale or call of available-for-sale securities	41	27	1,291	303	1,256	680	943
Gain on disposition of property							273
Income from insurance activities	207	214	497	567	858	752	899
Other non-interest income	166	177	317	344	866	698	666
Total non-interest income	3,201	3,202	7,558	6,901	14,030	12,454	11,673
Total other-than temporary impairment losses							347
Portion of loss recognized in other comprehensive income (before taxes)							(299)
Net impairment losses recognized in earnings							48
Other non-interest expense:
Salaries and employee benefits	4,865	4,660	9,791	9,347	18,906	17,432	16,700
Net occupancy expense	440	363	899	744	1,696	1,672	1,676
Depreciation	491	483	963	942	1,985	1,822	1,780
Data processing expense	493	417	999	891	1,656	1,840	1,741
Legal and professional fees	216	122	511	219	467	706	653
Stationary and office supplies	65	53	110	105	224	220	217
Amortization of intangibles	10	10	21	21	42	35	85
Advertising and promotions	218	242	424	437	1,118	714	662
Premiums for FDIC insurance	165	198	316	348	804	570	823
Expenses related to other real estate owned	71	152	156	252	415	455	682
ATM and debit card fees and expenses	331	395	589	886	1,496	1,105	915
Other non-interest expense	1,118	1,128	2,259	2,186	4,532	4,446	4,138
Total other non-interest expense	8,483	8,223	17,038	16,378	33,341	31,017	30,072
Net income before income taxes	4,405	4,125	9,506	8,871	17,822	17,521	15,278
Provision for income tax expense	972	931	2,248	2,109	4,014	4,006	3,416
Net income	$ 3,433	$ 3,194	$ 7,258	$ 6,762	$ 13,808	$ 13,515	$ 11,862
Earnings per common share:
Net income per common share	$ 0.95	$ 0.88	$ 2.01	$ 1.87	$ 3.83	$ 3.75	$ 3.28
Weighted average shares outstanding	3,607	3,608	3,607	3,608	3,607	3,607	3,614